CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
CAPITAL REQUIREMENTS
Schedule of Company's and the Bank's actual amounts and ratios

					To Be Well
					Capitalized
					Under Prompt
		For Capital			Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
2014
Consolidated
Total Capital (to Risk-Weighted Assets)	$77,016	13.1%	$47,208	8%	N/A	N/A
Tier I Capital (to Risk-Weighted Assets)	70,917	12.0	23,604	4	N/A	N/A
Tier I Capital (to Average Assets)	70,917	8.7	32,497	4	N/A	N/A

Bank Only
Total Capital (to Risk-Weighted Assets)	$74,575	12.6%	$47,184	8%	$58,980	10%
Tier I Capital (to Risk-Weighted Assets)	68,476	11.6	23,592	4	35,388	6
Tier I Capital (to Average Assets)	68,476	8.4	32,442	4	40,553	5

2013
Consolidated
Total Capital (to Risk-Weighted Assets)	$71,993	14.1%	$40,872	8%	N/A	N/A
Tier I Capital (to Risk-Weighted Assets)	66,468	13.0	20,436	4	N/A	N/A
Tier I Capital (to Average Assets)	66,468	8.8	30,079	4	N/A	N/A

Bank Only
Total Capital (to Risk-Weighted Assets)	$70,827	13.9%	$40,859	8%	$51,073	10%
Tier I Capital (to Risk-Weighted Assets)	65,302	12.8	20,429	4	30,644	6
Tier I Capital (to Average Assets)	65,302	8.7	30,070	4	37,588	5